S000068732 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Aware 80/20 Aggressive Allocation ETF | iShares ESG Aware 80/20 Aggressive Allocation ETF
Prospectus [Line Items]
Annual Return [Percent]	13.85%	18.36%	(17.94%)	14.79%